Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) People	Dec. 31, 2017 USD ($) People	Dec. 31, 2016 ILS (₪) People	Dec. 31, 2015 ILS (₪) People
Balances and Transactions with Related Parties [Abstract]
Number of people	5	5	7	5
Short-term employee benefits (includes Company's CEO in 2015, 2016 and 2017), Amount	₪ 7,816	$ 2,254	₪ 6,040	₪ 3,423